DISCONTINUED OPERATIONS - OPERATIONS DATA (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues:
Net income from discontinued operations		$ 2	$ 8	$ 8	$ 8	$ 10	$ 9
Titanium Dioxide And Performance Additives Business | Discontinued Operations, Disposed of by Means Other than Sale
Revenues:
Trade sales, services and fees, net		28	15	83	110	108	105
Related party sales		15	17	51	60	60	75
Total revenues		43	32	134	170	168	180
Cost of goods sold		36	26	110	147	146	154
Selling, general and administrative (includes corporate allocations of nil, $2, $1 and $5 respectively)		6	(7)	16	15	8	17
Restructuring, impairment and plant closing costs			1			3	2
Other (income) expense, net		(1)	1	(2)	(1)	(2)	(3)
Total expenses (income)		5	(5)	14	14	9	16
Income from discontinued operations before tax		2	11	10	9	13	10
Income tax expense			(3)	(2)	(1)	(3)	(1)
Net income from discontinued operations		2	8	8	8	10	9
Titanium Dioxide And Performance Additives Business | Corporate allocations | Discontinued Operations, Disposed of by Means Other than Sale
Revenues:
Selling, general and administrative (includes corporate allocations of nil, $2, $1 and $5 respectively)	$ 0	$ 2	$ 1	$ 5	$ 7	$ 6	$ 8